Income Taxes (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 836,066	$ 692,653
Net operating loss carryforwards expiration, description	Expire beginning 2029	Expire beginning 2029
Percentage for valuation allowance for deferred tax asset	100.00%	100.00%